Rule 497(e)
                                                                File No. 2-94935
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CORTLAND TRUST, INC.                                   600 Fifth Avenue
                                                       New York, New York 10020
                                                       (212) 830-5280
================================================================================

SUPPLEMENT TO PROSPECTUS DATED JULY 27, 1999


Effective immediately, the first paragraph under the sub-heading "Investment Objective" of the U.S. Government Fund on page 8 has been amended to read as follows:


U.S. Government Fund ("Government Fund")

RISK/RETURN SUMMARY: INVESTMENTS, RISKS AND PERFORMANCE

Investment Objective
--------------------------------------------------------------------------------
    The Government Fund seeks to provide its investors with as high a level of current income as is consistent with preservation of capital and liquidity.


In addition, also effective immediately, the first paragraph under the sub-heading "Investment Objective" of the Government Fund on page 11 has been amended to read as follows:


INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

Investment Objective
--------------------------------------------------------------------------------
    The Government Fund seeks to provide its investors with as high a level of current income as is consistent with preservation of capital and liquidity. There can be no assurance that the Government Fund will achieve its investment objective.

                                                                    Rule 497(e)
                                                                File No. 2-94935
--------------------------------------------------------------------------------
LIVE OAK SHARES                                        600 Fifth Avenue
                                                       New York, New York 10020
                                                       (212) 830-5280
================================================================================

SUPPLEMENT TO PROSPECTUS DATED JULY 27, 1999

Effective immediately, the first paragraph under the sub-heading "Investment Objective" of the Live Oak U.S. Government Fund on page 8 has been amended to read as follows:


LIVE OAK U.S. GOVERNMENT FUND ("LIVE OAK GOVERNMENT FUND")

RISK/RETURN SUMMARY: INVESTMENTS, RISKS AND PERFORMANCE

Investment Objective
--------------------------------------------------------------------------------
    The Live Oak Government Fund seeks to provide its investors with as high a level of current income as is consistent with preservation of capital and liquidity.


In addition, also effective immediately, the first paragraph under the sub-heading "Investment Objective" of the Live Oak Government Fund on page 11 has been amended to read as follows:


INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

Investment Objective
--------------------------------------------------------------------------------
    The Live Oak Government Fund seeks to provide its investors with as high a level of current income as is consistent with preservation of capital and liquidity. There can be no assurance that the Live Oak Government Fund will achieve its investment objective.

                                                                    Rule 497(e)
                                                                File No. 2-94935
--------------------------------------------------------------------------------
BRADFORD SHARES                                       600 Fifth Avenue
                                                      New York, New York 10020
                                                      (212) 830-5280
================================================================================

SUPPLEMENT TO PROSPECTUS DATED JULY 27, 1999


Effective immediately, the first paragraph under the sub-heading "Investment Objective" of the Bradford U.S. Government Money Market Fund on page 3 has been amended to read as follows:


BRADFORD U.S. GOVERNMENT MONEY MARKET FUND

("BRADFORD U.S. GOVERNMENT FUND")
--------------------------------------------------------------------------------
RISK/RETURN SUMMARY: INVESTMENTS, RISKS AND PERFORMANCE

Investment Objective

    The Bradford U.S. Government Fund seeks to provide its investors with as high a level of current income as is consistent with preservation of capital and liquidity.


In addition, also effective immediately, the first paragraph under the sub-heading "Investment Objective" of the Bradford U.S. Government Fund on page 6 has been amended to read as follows:


INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

Investment Objective
--------------------------------------------------------------------------------
    The Bradford U.S. Government Fund seeks to provide its investors with as high a level of current income as is consistent with preservation of capital and liquidity. There can be no assurance that the Bradford U.S. Government Fund will achieve its investment objective.